Capital Stock - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Millions			12 Months Ended
	Jun. 28, 2017	Mar. 30, 2016	Dec. 31, 2017	Dec. 31, 2016	Sep. 30, 2018	Apr. 30, 2018	Oct. 01, 2013
Capital Unit [Line Items]
Common Stock, authorized shares		150,000,000	150,000,000	150,000,000	500,000,000		100,000,000
Common Stock, par value		$ 0.01	$ 0.01	$ 0.01	$ 0.01		$ 0.01
Common Stock, shares issued			65,285,962	65,001,037	138,049,718	24,150,000
Common Stock, shares outstanding			65,285,962	65,001,037	138,049,718
Voting right of common stock			One vote
Stock issued in equity financing			$ 3.2	$ 75.0
Receivable from stockholders				$ 75.2
Junior Preferred Stock [Member]
Capital Unit [Line Items]
Preferred Stock, shares authorized			70,000,000	70,000,000			70,000,000
Preferred Stock, par value			$ 0.01	$ 0.01			$ 0.01
Preferred Stock, shares issued			58,244,308	58,244,308
Preferred Stock, shares outstanding			58,244,308	58,244,308
Junior Preferred Stock [Member] | Maximum [Member]
Capital Unit [Line Items]
Preferred stock liquidation preference			$ 6.75
Senior Preferred Stock [Member]
Capital Unit [Line Items]
Preferred Stock, shares authorized		70,000,000	70,000,000	70,000,000
Preferred Stock, par value		$ 0.01	$ 0.01	$ 0.01
Preferred Stock, shares issued			16,802,144	16,802,144
Preferred Stock, shares outstanding			16,802,144	16,802,144
Stock issued in equity financing		$ 150.2		$ 150.2
Receivable from stockholders		75.2
Preferred stock, dividend rate, percentage			12.50%
Preferred stock, liquidation preference			In the event of liquidation, the Senior Preferred Stock has a liquidation preference equal to 1.5 times the initial face amount plus any accrued but unpaid dividends.
Senior Preferred Stock [Member] | Ceridian Holding II [Member]
Capital Unit [Line Items]
Equity contributed by stockholders	$ 75.2	$ 75.0